DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Tables)	3 Months Ended	12 Months Ended
	Feb. 24, 2013	Nov. 25, 2012
Carrying Values of Derivative Instruments and Non-Derivative Instruments

The table below provides data about the carrying values of derivative instruments and non-derivative instruments:

	February 24, 2013			November 25, 2012
	Assets	(Liabilities)		Assets	(Liabilities)
	Carrying Value	Carrying Value	Derivative Net Carrying Value	Carrying Value	Carrying Value	Derivative Net Carrying Value
	(Dollars in thousands)
Derivatives not designated as hedging instruments
Forward foreign exchange contracts(1)	$11,639	$(2,483)	$9,156	$7,131	$(1,339)	$5,792
Forward foreign exchange contracts(2)	2,554	(8,970)	(6,416)	5,183	(8,201)	(3,018)

Total	$14,193	$(11,453)		$12,314	$(9,540)

Non-derivatives designated as hedging instruments
4.25% Yen-denominated Eurobonds due 2016	$—	$(24,919)		$—	$(28,135)
7.75% Euro senior notes due 2018	—	(395,670)		—	(386,520)

Total	$—	$(420,589)		$—	$(414,655)

(1)	Included in “Other current assets” or “Other non-current assets” on the Company’s consolidated balance sheets.

(2)	Included in “Other accrued liabilities” on the Company’s consolidated balance sheets.

The table below provides data about the carrying values of derivative instruments and non-derivative instruments:

	November 25, 2012			November 27, 2011
	Assets	(Liabilities)		Assets	(Liabilities)	Derivative Net Carrying Value
	Carrying Value	Carrying Value	Derivative Net Carrying Value	Carrying Value	Carrying Value
	(Dollars in thousands)
Derivatives not designated as hedging instruments
Forward foreign exchange contracts(1)	$7,131	$(1,339)	$5,792	$31,906	$(5,914)	$25,992
Forward foreign exchange contracts(2)	5,183	(8,201)	(3,018)	4,547	(9,803)	(5,256)

Total	$12,314	$(9,540)		$36,453	$(15,717)

Non-derivatives designated as hedging instruments
4.25% Yen-denominated Eurobonds due 2016	$—	$(28,135)		$—	$(46,115)
7.75% Euro senior notes due 2018	—	(386,520)		—	(400,350)

Total	$—	$(414,655)		$—	$(446,465)

(1)	Included in “Other current assets” or “Other non-current assets” on the Company’s consolidated balance sheets.

(2)	Included in “Other accrued liabilities” on the Company’s consolidated balance sheets.

Gains and Losses Included In AOCI

The table below provides data about the amount of gains and losses related to derivative instruments and non-derivative instruments designated as net investment hedges included in “Accumulated other comprehensive loss” (“AOCI”) on the Company’s consolidated balance sheets, and in “Other income, net” in the Company’s consolidated statements of income:

	Gain or (Loss) Recognized in AOCI (Effective Portion)		Gain or (Loss) Recognized in Other Income, net (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	As of February 24, 2013	As of November 25, 2012	Three Months Ended
			February 24, 2013	February 26, 2012
	(Dollars in thousands)
Forward foreign exchange contracts	$4,637	$4,637
4.25% Yen-denominated Eurobonds due 2016	(23,070)	(26,285)	$2,328	$2,606
7.75% Euro senior notes due 2018	(18,601)	(9,451)	—	—
Cumulative income taxes	14,543	12,246

Total	$(22,491)	$(18,853)

The table below provides data about the amount of gains and losses related to derivative instruments and non-derivative instruments designated as net investment hedges included in “Accumulated other comprehensive loss” (“AOCI”) on the Company’s consolidated balance sheets, and in “Other income (expense), net” in the Company’s consolidated statements of income:

	Gain or (Loss) Recognized in AOCI (Effective Portion)		Gain or (Loss) Recognized in Other Income (Expense), net (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	As of November 25, 2012	As of November 27, 2011	Year Ended
			November 25, 2012	November 27, 2011	November 28, 2010
	(Dollars in thousands)
Forward foreign exchange contracts	$4,637	$4,637
4.25% Yen-denominated Eurobonds due 2016	(26,285)	(28,525)	$3,474	$(5,033)	$2,254
7.75% Euro senior notes due 2018	(9,451)	(23,281)	—	—	—
Cumulative income taxes	12,246	18,476

Total	$(18,853)	$(28,693)

Gains and Losses Included In Statements of Income

The table below provides data about the amount of gains and losses related to derivatives not designated as hedging instruments included in “Other income, net” in the Company’s consolidated statements of income:

	Gain or (Loss)
	Three Months Ended
	February 24, 2013	February 26, 2012
	(Dollars in thousands)
Forward foreign exchange contracts:
Realized	$(2,710)	$(3,485)
Unrealized	(109)	(11,767)

Total	$(2,819)	$(15,252)

The table below provides data about the amount of gains and losses related to derivatives not designated as hedging instruments included in “Other income (expense), net” in the Company’s consolidated statements of income:

	Gain or (Loss)
	Year Ended
	November 25, 2012	November 27, 2011	November 28, 2010
	(Dollars in thousands)
Forward foreign exchange contracts:
Realized	$8,508	$(9,548)	$(16,342)
Unrealized	(17,952)	24,858	10,163

Total	$(9,444)	$15,310	$(6,179)